SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 8 - Subsequent Events

In May 2013, the Company issued 375,000 shares of common stock and five year warrants to purchase 187,500 shares of common stock at an exercise price of $1.25 per share in exchange for $300,000 in connection with a private placement with its Chief Operating Officer and principal stockholder.

12.

SUBSEQUENT EVENTS

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2012, the Company issued options to purchase 230,000 shares of common stock to directors. The options have an exercise price of $0.91 per share, vest on June 30, 2013¸ subject to continuing service as a director and bear a ten year term. The options vest on June 30, 2012. The options were valued using the Black-Scholes model using a volatility of 91.04% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 0.82%. The value of these options will be recognized as expense over the requisite service period.

Since July 1, 2012, the Company has issued 1,083,889 shares of common stock in exchange for $720,003 in connection with the Purchase Agreement with Lincoln Park Capital.

Since July 1, 2012, the Company has made repayments to its President, Chief Executive Officer and Chief Financial Officer on the notes due these individuals in the amounts of $3,000, $6,200 and $20,000, respectively.

In August 2012, the Company received $175,000 in exchange for six month convertible original issue discount notes in the amount of $179,375 with two accredited investors. The notes are convertible into common stock at $0.50 per share.

In August 2012, the Company issued 256,000 shares of common stock in exchange for $128,000 in connection with private placement transactions with two accredited investors.

In September 2012, the Company received $305,000 in exchange for the exercise of 610,000 warrants to purchase shares of the Company's common stock in connection with an offer by the Company to reduce the exercise price of the warrants to $0.50 per share. The original exercise prices of the warrants ranged from $1.25 to $1.60 per share. The Company will recognize a loss resulting from the reduction of the exercise price of the warrants exercised in the amount of $68,745 representing the difference in the fair market value of the repriced warrants as compared to the fair market value of the original warrants on the exercise date. The fair market value of the warrants was determined using the Black-Scholes options pricing model.

In September 2012, three convertible original issue discount notes in the amount of $184,500, convertible into shares of common stock at $0.50 per share, and due in September 2012, were exchanged for three convertible original issue discount notes in the aggregate amount of $206,640 including accrued interest, convertible into shares of common stock at $0.50 per share and due in September 2013. This modification was not considered a debt extinguishment. In accordance with ASC 470, the Company will recognize a debt discount related to the change in fair value of the embedded conversion option in the amount of $60,109 which will be amortized to interest expense over the life of the convertible notes. In addition, our largest principal stockholder has indicated his intention to convert his convertible original issue discount note in the amount of $322,996 into common shares when it becomes due on September 28, 2012.

On September 21, 2012, the Board of Directors granted five year warrants to purchase 50,000 shares of the Company's common stock at an exercise price of $0.63 per share to the Company's Investor Relations firm in recognition of their performance over the past year. The warrants vested immediately. The Company valued the warrants at $21,787 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 5 years, the term of the warrants, and a discount rate of 0.70%.

On September 21, 2012, the Board of Directors granted five-year warrants to purchase 350,000 shares of the Company's common stock at an exercise price of $0.63 per share to a director in recognition of his exemplary five years of service to the Company. The warrants vested immediately. The Company valued the warrants at $115,883 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.32%.

On September 21, 2012, the Company granted options to purchase 70,000 shares of the Company's common stock at an exercise price of $0.63 per share to the father of the Company's CEO and CTO in recognition of his service. Of the options granted, 35,000 vest immediately with the remainder vesting semi-annually each December 31 and June 30 over a three year period, subject to continued employment on the vesting date. The Company valued the options at $28,358 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%.

On September 21, 2012, the Company's Board of Directors authorized the Company to purchase the International Distribution Agreement with TFISA, a company whose Chief Executive Officer is the Executive Chairman of the Company, by: (i) paying TFISA $100,000 in four equal $25,000 installments, (ii) issuing TFISA a $1,000,000 5% note, convertible at $0.50 per share, which shall be paid in four $250,000 increments over a four year period and (iii) paying it a commission of 2% on any sales made in the territories which TFISA had rights to under the agreement through the expiration date, December 2015. No purchase agreement has been signed as of the date of this report.

On September 25, 2012, the compensation committee of the board of directors approved the granting of five-year options to purchase 265,000 shares of common stock at an exercise price of $0.60 per share to non-executive employees. The options vest 25% immediately with the remainder vesting annually over three years, subject to continued employment. The Company valued the options at $101,029 using the Black-Scholes option pricing model using a volatility of 89.93%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%. The resulting expense will be recognized 25% immediately and the remainder over the vesting period.